Property, Plant and Equipment, Net (Schedule of Net Carrying Values of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 635,088	$ 616,164	$ 3,497,300
Carrying amount before prepayments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Land, roads, buildings and leasehold improvements	35,261	35,496
Installations, machinery and equipment	363,707	398,598
Office furniture, equipment and motor vehicles	12,575	4,061
Plants under construction	207,148	164,619
Spare parts for installations	16,397	13,390
Property, plant and equipment, net	$ 635,088	$ 616,164